Investments In Marketable Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt securities:
Unsecured debentures	$ 665	$ 719
Certificates of deposit	576	873
Government debt securities	31	47
Other debt securities	0	42
Subtotal	1,272	1,681
Equity securities:
Mutual funds	67	62
Common stock	1	7
Subtotal	68	69
Total available-for-sale	1,340	1,750
Equity securities:
Mutual funds	12	10
Total trading	12	10
Total	1,352	1,760
Held-to-maturity securities	4	0
Total marketable securities	1,356	1,760
Footnotes to Marketable Securities Detail Table [Abstract]
Amortized cost of commmon stock available-for-sale	4	6
Other than temporary impairment on AFS securities	3
Gain Loss On Marketable Securities
Gains included in earnings that relate to trading securities held at the reporting date	1	0	1
Unrealized gains (losses) on available-for-sale securities included in other comprehensive income	2	2	10
Gains reclassified out of other comprehensive income into earnings	0	0	2
Proceeds from sales of available-for-sale securities	6,119	5,852	4,440
Gross realized gains on sales	3	2	3
Debt securities with future maturities greater than ten years	42
Level 1 [Member]
Debt securities:
Unsecured debentures	0	0
Certificates of deposit	0	0
Government debt securities	0	0
Other debt securities	0	0
Subtotal	0	0
Equity securities:
Mutual funds	0	1
Common stock	1	7
Subtotal	1	8
Total available-for-sale	1	8
Equity securities:
Mutual funds	12	10
Total trading	12	10
Total	13	18
Level 2 [Member]
Debt securities:
Unsecured debentures	665	719
Certificates of deposit	576	873
Government debt securities	31	47
Other debt securities	0	0
Subtotal	1,272	1,639
Equity securities:
Mutual funds	67	61
Common stock	0	0
Subtotal	67	61
Total available-for-sale	1,339	1,700
Equity securities:
Mutual funds	0	0
Total trading	0	0
Total	1,339	1,700
Level 3 [Member]
Debt securities:
Unsecured debentures	0	0
Certificates of deposit	0	0
Government debt securities	0	0
Other debt securities	0	42
Subtotal	0	42
Equity securities:
Mutual funds	0	0
Common stock	0	0
Subtotal	0	0
Total available-for-sale	0	42
Equity securities:
Mutual funds	0	0
Total trading	0	0
Total	$ 0	$ 42